Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 57,553	$ 23,227	$ 53,753
Short-term investments	9,052		5,620
Accounts receivable	81	316	128
Prepaid expenses and other assets	7,065	1,982	3,035
Total current assets	73,751	25,525	62,536
Long-term investments	978
Property and equipment, net	1,095	1,214	1,999
Restricted cash			119
Total assets	75,824	26,739	64,654
Current liabilities
Accounts payable	1,776	2,223	1,920
Accrued liabilities	2,472	2,128	1,986
Deferred revenue	6,323	18,717	18,525
Deferred rent	128		167
Total current liabilities	10,699	23,068	22,598
Deferred revenue		35,607	54,052
Deferred rent	217	52	14
Total liabilities	10,916	58,727	76,664
Commitments and contingencies
Convertible preferred stock		111,374
Stockholders' equity (deficit)
Common stock, value	3
Additional paid-in capital	194,873	2,443	1,820
Accumulated deficit	(129,964)	(145,814)	(125,201)
Accumulated other comprehensive income (loss)	(4)	9	(3)
Total stockholders' equity (deficit)	64,908	(143,362)	(123,384)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	75,824	26,739	64,654
Series A Convertible Preferred Stock
Current liabilities
Convertible preferred stock		11,276	11,276
Series B Convertible Preferred Stock
Current liabilities
Convertible preferred stock		16,242	16,242
Series C Convertible Preferred Stock
Current liabilities
Convertible preferred stock		40,120	40,120
Series D Convertible Preferred Stock
Current liabilities
Convertible preferred stock		$ 43,736	$ 43,736